Summary of Significant Accounting Policies - Changes in Deferred Revenue (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Movement in Deferred Revenue [Roll Forward]
Beginning balance	$ 9,670
Deferred revenue recognized	(8,465)
Additional amounts deferred	8,377
Ending balance	$ 9,582